Description of Plan - Additional Information (Details) - EBP 001 - USD ($)		12 Months Ended
	Apr. 15, 2024	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Employee benefit plan, net assets transferred in connection with merger	$ 10,628,408
Employee benefit plan, optional provisions that permit catch up contribution limit		$ 34,750
Employee benefit plan, emergency withdrawals amount		1,000
Employee benefit plan, participant contribution of pre-tax and after-tax maximum allowable annual compensation		23,500	$ 23,000
Employee benefit plan, participant contribution, pretax, maximum annual compensation, amount		31,000	30,500
Employee benefit plan, maximum annual company match		10,000	8,500
Employee benefit plan, restricted annual pay limit		$ 350,000	$ 345,000
Employee benefit plan, vesting description		Participants are immediately vested in their voluntary and Company matching contributions plus actual earnings thereon.
Employee benefit plan, note receivable from participant, account, maximum borrowing, to total account, percentage		50.00%
Employee benefit plan, note receivable from participant, maximum borrowing, amount		$ 50,000
Employee benefit plan, minus the participant's highest outstanding loan balance		$ 50,000
Employee benefit plan, interest rate at time of issuance			1.00%
Minimum
EBP, Description of Plan [Line Items]
Employee benefit plan, loan terms		1 year
Employee benefit plan, term for purchase of a principal residence		5 years
Employee benefit plan, interest rates for loans outstanding		4.25%	4.25%
Maximum
EBP, Description of Plan [Line Items]
Employee benefit plan, percentage of contribution matching		5.00%
Employee benefit plan, percentage of employee's elective deferral contributions and catch-up contributions		5.00%
Employee benefit plan, loan terms		5 years
Employee benefit plan, interest rates for loans outstanding		9.50%	9.50%